Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
	As of December 31, 2022		As of December 31, 2021
	FVTPL[1]	Amortized cost[2]	FVTPL[1]	Amortized cost[2]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$129,602	$—	$117,449
Amounts owed by related parties	—	2,474	—	1,147
Cash	—	43,003	—	72,112
Other financial assets	—	210	—	256
Total financial assets not measured at fair value	$—	$175,289	$—	$190,964

Financial liabilities measured at fair value
Warrant liabilities	$10,916	$—	$23,112	$—
Shares held in escrow	40,064	—	101,859	—
Total financial liabilities measured at fair value	$50,980	$—	$124,971	$—
Financial liabilities not measured at fair value
Borrowings	$—	$285,934	$—	$253,365
Trade and other payables	—	90,187	—	85,381
Amounts owed to related parties	—	2,914	—	8,450
Total financial liabilities not measured at fair value	$—	$379,035	$—	$347,196

[1]	The fair value is comprised of $9,200 level 1 and $41,780 level 3 as of December 31, 2022 (2021: $16,000 and $108,971, respectively).
[2]	The amortized cost approximates fair value as of December 31, 2022 and 2021, respectively.

Schedule of valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position
Type	Fair value	Valuation Technique	Significant unobservable input	Relationship between significant unobservable input to fair value	Sensitivity of significant unobservable input to fair value
					+5%	-5%
Private warrants	$1,466	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 36.6% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	$1,883	$934
Private warrants in escrow	250	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 37.5% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	340	165
Shares held in escrow	40,064	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 36.5% (2021: 30.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	43,696	35,905

Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates
December 31, 2022	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	123,736	11,412	3,690	1,679	713	4,288	145,518

December 31, 2021	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.60%	2.11%	2.35%	3.38%	3.26%	67.43%	14.67%
Gross carrying amount	98,776	11,265	3,147	1,981	1,843	30,578	147,590
Impairment loss allowance	(591)	(238)	(74)	(67)	(60)	(20,620)	(21,650)
	98,185	11,027	3,073	1,914	1,783	9,958	125,940

Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities
	Assets		Liabilities
	2022	2021	2022	2021
COP	105,048	124,545	(79,476)	(99,371)
Reales	25,479	7,002	(9,962)	(9,125)
Quetzales	—	1,946	—	(4,115)
Soles	14,667	7,024	(8,905)	—
Dominican Peso	1,064	809	(3,563)	(2,869)
Colones	1,346	1,270	(2,814)	(2,371)

	+10% Impact to profit or loss before tax			-10% Impact to profit or loss before tax
	2022	2021	2020	2022	2021	2020
COP	(2,325)	(2,289)	2,262	2,841	2,797	(2,764)
Reales	(1,411)	193	52	1,724	(236)	(64)
Quetzales	—	197	(8)	—	(241)	10
Soles	(524)	(639)	301	640	781	(368)
Dominican Peso	227	187	207	(278)	(229)	(253)
Colones	133	100	107	(163)	(122)	(131)

Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates
	2022			2021
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	79,345	80,138	78,551	67,970	68,650	67,290
SOFR	23,454	23,688	23,219	19,451	19,646	19,256
Total	102,799	103,827	101,771	87,421	88,296	86,546

Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges
	As of December 31, 2022
	Carrying amount	Contractual cash flows	Less than 1 year [1,2]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$251,743	$278,853	$274,648	$3,642	$563	$—	$—
Trade and other payables	90,187	90,187	90,187	—	—	—	—
Lease liabilities	34,192	46,001	11,174	6,629	5,962	7,962	14,274
Amounts owed to related parties	2,914	2,914	2,914	—	—	—	—
	$379,036	$417,955	$378,923	$10,271	$6,525	$7,962	$14,274

[1]	As mentioned in Note 19. Borrowings, $139,155 in the aggregate, is classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, the Syndicated Loan Agreement, and BTG Credit Agreement. Refer to Note 28. Events after the reporting period for the Group’s executed waivers with the lenders mentioned above.

[2]	As mentioned in Note 2.1. Going concern the Group is renegotiating $19,000 balance with BTG, and Syndicated balance of $38,626 with Bancolombia and Davivienda. Additionally, the Group expects to maintain revolving credit lines with other lending parties.

	As of December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$221,619	$253,011	$71,987	$16,895	$15,330	$20,323	$128,476
Trade and other payables	85,381	85,381	85,381	—	—	—	—
Lease liabilities	31,747	39,904	9,853	7,403	5,333	8,314	9,001
Amounts owed to related parties	8,450	8,450	8,450	—	—	—	—
	$347,197	$386,746	$175,671	$24,298	$20,663	$28,637	$137,477

Schedule of indebtedness index for the reporting period
	2022	2021
Total assets [1]	460,187	462,135
Total liabilities [2]	462,065	500,475
Liabilities to assets ratio	1.00	1.08

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities